MATERIAL ACCOUNTING POLICY INFORMATION- NARRATIVE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Allowance for expected credit losses	$ 870,854	$ 946,006
No individual
IfrsStatementLineItems [Line Items]
Concentration of credit risk	10.00%	10.00%	10.00%